Stockholders' Equity - Additional Information (Detail) - USD ($)	1 Months Ended					9 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 30, 2013	Oct. 29, 2013	Apr. 29, 2013	Mar. 27, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Oct. 31, 2014
Stockholders Equity Note [Line Items]
Common stock, shares issued						20,408,616	20,408,616	20,370,331
Derivative liabilities						$ 3,485,437	$ 6,671,524	$ 35,864,881
Stockholders equity reverse stock split			1-for-8 as of October 29, 2013 (the Reverse Split).
Sale Of Stock Units		41,833	12,826,752
Stock Units Issued Related Cost			$ 760,000
Gross Proceeds From Issuance Of Units			$ 30,840,000
Potential Additional Equity Financing									$ 12,000,000
Stock Issued During Period Value New Issues							$ 0
Purchase Agreement and 2013 Purchase Agreement
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 3.55
Securities Purchase Agreement | Private Placement
Stockholders Equity Note [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									8.00%
Third And Final Installments
Stockholders Equity Note [Line Items]
Stock Issued During Period Value New Issues					$ 288,674
Stock Issued During Period Shares New Issues					120,280
Common Shares
Stockholders Equity Note [Line Items]
Sale Of Stock Units			12,868,585
Shares Of Common Stock Reserved For Issuance Upon The Exercise Of Outstanding Options And Warrants						35,162,344	55,322,870
Maxim Group Llc
Stockholders Equity Note [Line Items]
Common stock, shares issued									7,500
Number of securities called by warrants									283,750
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.64
Warrant Term									5 years
Derivative liabilities						$ 0	$ 100,000	$ 400,000
Placement Fee Paid									$ 1,035,000
Class A Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants								152,740	6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 4.00	$ 8.00
Warrant Term									5 years	2 years 7 months 6 days
Class Of Warrant Or Right Initial Exercise Price Of Warrants Or Rights										$ 8.00
Number Of Warrants Expired Unexercised								152,740
Class B Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants									6,190,500	801,885
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.40	$ 3.55
Warrant Term									18 months	5 years
Class Of Warrant Or Right Initial Exercise Price Of Warrants Or Rights										$ 9.20
Number Of Warrants Expired Unexercised						801,885
Series A Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants								10,317,464	6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.40	$ 4.00
Series B Warrant
Stockholders Equity Note [Line Items]
Number of securities called by warrants									6,190,500
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.40
Number Of Warrants Expired Unexercised	6,190,500
Series C Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01
Warrant Term								5 years
Series D Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 4.00	$ 4.00
Warrant Term								5 years
Series E Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.40
Number Of Warrants Expired Unexercised	12,868,585
2010 Class A Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants										152,704
Class A and B Warrants
Stockholders Equity Note [Line Items]
Derivative liabilities							$ 0	$ 400,000
First Installment
Stockholders Equity Note [Line Items]
Stock Issued During Period Value New Issues					$ 297,144
Stock Issued During Period Shares New Issues					123,809
Second Installment
Stockholders Equity Note [Line Items]
Stock Issued During Period Value New Issues				$ 327,688
Stock Issued During Period Shares New Issues				136,536
Securities Purchase and Registration Rights Agreement | Series C Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.01	$ 0.01
Securities Purchase and Registration Rights Agreement | Series D Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 4.00
Securities Purchase and Registration Rights Agreement | Series E Warrant
Stockholders Equity Note [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 2.40
Series D Warrants and Series E Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants			8,413,354
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.40
Derivative liabilities						$ 1,400,000	$ 3,000,000	$ 18,300,000
Series C Warrants, Series D Warrants and Series E Warrants
Stockholders Equity Note [Line Items]
Number of securities called by warrants							4,455,231
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 2.39
Warrants Expiration Date							Oct. 31, 2014
Series A and B Warrants
Stockholders Equity Note [Line Items]
Derivative liabilities						$ 2,100,000	$ 3,500,000	$ 16,700,000